LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2013
Assets Held For Sale And Liabilities Associated With Assets Held For Sale [Abstract]
Assets Held For Sale And Liabilities Associated With Assets Held For Sale [Text Block]

NOTE 17: LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE

On January 16, 2013 the Bank announced that, in agreement with the Hellenic Republic Asset Development Fund S.A. (“HRADF”), it launched an international open competitive process for the identification of an investor, within the framework of a proposed joint exploitation of assets of the NBG Group and the HRADF at the “Mikro Kavouri” peninsula of Vouliagmeni (the “Process”). Upon completion of the Process, it is expected that Astir Palace Vouliagmenis S.A. will cease to be a subsidiary undertaking of the Bank. The Process forms part of NBG's capital enhancement plan and reflects the overall strategic approach of NBG in connection with the disposal of non-core participations of the Group.

On November 26, 2013, the Bank announced that four investment groups submitted binding offers for the acquisition of a majority of the share capital of Astir Palace Vouliagmenis S.A, while on December 4, 2013, the Bank received the improved binding offers of all eligible interested parties as prescribed in the tender process. On December 9, 2013, following the unsealing of the financial offers, the Bank, in cooperation with HRADF, announced that JERMYN STREET REAL ESTATE FUND IV LP (“JERMYN”) submitted the highest bid amounting of EUR 400 million corresponding to 90.0% of Astir Palace shares, as these shares shall stand following completion of the transaction. The Bank, having obtained relevant written approval from the Hellenic Financial Stability Fund, announced on February 10, 2014 that JERMYN was nominated as Preferred Investor for the Process. Approval by HRADF's BoD on the above nominations was also granted on February 13, 2014. Signing is expected to take place post clearance of the transaction by the Council of Audit. Based on the above, the assets and liabilities of Astir Palace Vouliagmenis S.A. and Astir Marina Vouliagmenis S.A. (an 100% subsidiary of Astir Palace Vouliagmenis S.A.) were reclassified in accordance with ASU 360-10-45-9 “Long-Lived Assets Classified as Held for Sale”.

In addition, in December 2013 the Bank entered into a binding agreement to dispose of its 100% participation on its subsidiary Grand Hotel Summer Palace S.A. The disposal will be completed upon the fulfilment of certain conditions. Based on the above, the assets and liabilities of Grand Hotel Summer Palace S.A. were reclassified in accordance with ASU 360-10-45-9 “Long-Lived Assets Classified as Held for Sale”.

Assets held for sale and the associated liabilities at December 31, comprised:

2013

(EUR in millions)
Goodwill, software, other intangibles and premises and equipment	111
Other assets	23
Total long-lived assets held for sale	134

Accounts payable, accrued expenses and other liabilities	10
Total liabilities directly associated with long-lived assets held for sale	10